Goodwill (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Balance as of December 31, 2013	$ 5,197	$ 5,234	$ 5,239
Exchange rate fluctuations	13	(37)	(26)
Balance as of June 30, 2014	5,210	5,197	5,234
QVC-U.S.
Goodwill [Roll Forward]
Balance as of December 31, 2013	4,190	4,190	4,169
Exchange rate fluctuations	0	0	0
Balance as of June 30, 2014	4,190	4,190	4,190
QVC-Japan
Goodwill [Roll Forward]
Balance as of December 31, 2013	216	212	203
Exchange rate fluctuations	11	4	9
Balance as of June 30, 2014	299	216	212
QVC-Germany
Goodwill [Roll Forward]
Balance as of December 31, 2013	348	334	328
Exchange rate fluctuations	(3)	14	6
Balance as of June 30, 2014	345	348	334
QVC-U.K.
Goodwill [Roll Forward]
Balance as of December 31, 2013	288	349	393
Exchange rate fluctuations	6	(61)	(44)
Balance as of June 30, 2014	222	288	349
QVC-Italy
Goodwill [Roll Forward]
Balance as of December 31, 2013	155	149	146
Exchange rate fluctuations	(1)	6	3
Balance as of June 30, 2014	$ 154	$ 155	$ 149